Unaudited Interim Condensed Consolidated Statements of Operations and Comprehensive Loss - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Income Statement [Abstract]
Revenues	$ 100,906	$ 67,507
Cost of revenues	(36,196)	(14,159)
Gross profit	64,710	53,348
Operating expenses
Selling and marketing	(69,713)	(87,983)
General and administrative	(4,508,510)	(2,010,363)
Research and development	(568,221)	(35,557)
Total operating expenses	(5,146,444)	(2,133,903)
Loss from operations	(5,081,734)	(2,080,555)
Other income (expenses), net
Government subsidy		19,468
Goodwill impairment loss	(977,841)
Impairment loss on intangible assets	(718,258)
Other income (expenses), net	(4,858)	23,591
Total other income (expenses), net	(1,700,957)	43,059
Loss before income taxes	(6,782,691)	(2,037,496)
Income tax expense
Net loss	(6,782,691)	(2,037,496)
Loss attributable to non-controlling interests	(927,275)
Net loss attributable to owners of the parent	(5,855,416)	(2,037,496)
Other Comprehensive (Loss)/Income
Foreign currency translation adjustments, net of nil tax	5,824	(1,346)
Total comprehensive loss	$ (6,776,867)	$ (2,038,842)
Weighted average number of ordinary shares used in per share calculation: basic (in Shares)	71,746,133	15,008,011
Weighted average number of ordinary shares used in per share calculation: diluted (in Shares)	71,746,133	15,008,011
Net loss per ordinary share – Basic (in Dollars per share)	$ (0.095)	$ (0.136)
Net loss per ordinary share – Diluted (in Dollars per share)	$ (0.095)	$ (0.136)